Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 18	$ 18	$ 36	$ 36
Interest costs	44	43	88	86
Expected return on plan assets	(57)	(53)	(114)	(107)
Amortization of actuarial gains	(6)	(4)	(13)	(8)
Amortization of past service credits/plan amendments	2	0	3	0
Regulatory adjustments	(1)	0	(1)	(1)
Net benefit cost	0	4	(1)	6
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	6	5	11	11
Interest costs	7	7	15	15
Expected return on plan assets	(7)	(7)	(15)	(14)
Amortization of actuarial gains	(7)	(6)	(13)	(12)
Amortization of past service credits/plan amendments	0	0	0	0
Regulatory adjustments	0	2	0	4
Net benefit cost	$ (1)	$ 1	$ (2)	$ 4